Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2025 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	13.17%
5 Years	9.91%
10 Years	7.72%
After Taxes on Distributions
Average Annual Return:
1 Year	11.92%
5 Years	7.93%
10 Years	6.18%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.88%
5 Years	7.05%
10 Years	5.65%